RELATED PARTY BALANCES AND TRANSACTIONS - Amounts due from related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transactions
Amounts due from related parties	$ 70,436	¥ 484,286	¥ 105,219
Jinshang
Related Party Transactions
Amounts due from related parties		215,937	14,932
Jinshang | Service fees
Related Party Transactions
Amounts due from related parties		113,867
Allowance on receivables		12,167
Beijing Zixuan
Related Party Transactions
Amounts due from related parties		187,964
Beijing Zixuan | Service fees
Related Party Transactions
Amounts due from related parties		187,964
Allowance on receivables		5,888
Qicaitianxia
Related Party Transactions
Amounts due from related parties		78,441	89,361
Qifutong
Related Party Transactions
Amounts due from related parties		1,550	400
Others
Related Party Transactions
Amounts due from related parties		¥ 394	¥ 526